PARENT COMPANY CONDENSED FINANCIAL STATEMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income
Interest on deposits in financial institution	$ 67	$ 32
Other expenses
Loss before income taxes and equity in undistributed earnings	394	903
Income tax benefit	1,708
Net Income	2,102	903
Parent Company
Income
Total income	46	11
Interest on ESOP loan	35	9
Interest on deposits in financial institution	11	2
Other expenses
Other operating expenses	281	84
Loss before income taxes and equity in undistributed earnings	(235)	(73)
Income tax benefit	204
Loss before equity in undistributed income of bank subsidiary	(31)	(73)
Undistributed income from bank subsidiary	2,133	976
Net Income	$ 2,102	$ 903